Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
8.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2024	2023
Creditable input VAT	122,007,581	115,683,366
Short-term deposits	9,003,252	6,241,420
Receivables from payment processors and aggregators	12,356,383	14,855,525
Prepaid marketing expenses	5,373,942	5,804,911
Others	10,140,429	14,269,306
Total	158,881,587	156,854,528